Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ (1,809,000,000)
New Brunswick [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	50,000,000
White Springs and Feed Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit		$ 96,000,000
Reversal of impairment Losses	0
After tax discount rate		8.00%
Potash [member] | New Brunswick [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	1,809,000,000
Impairment loss recognized in profit or loss, net of tax	$ 1,320,000,000
Phosphate and Sulfate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		$ 305,000,000
Phosphate and Sulfate [member] | White Springs and Feed Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment		305,000,000
Impairment loss recognized in profit or loss, net of tax		$ 234,000,000